UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number:  811-3481

                    GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.
                (Exact name of Registrant as specified in charter)

                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                            New York, New York 10166
               (Address of principal executive offices) (Zip code)

                              Mark N. Jacobs, Esq.
                                200 Park Avenue
                            New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:     (212) 922-6000


Date of fiscal year end:        November 30


Date of reporting period:       May 31, 2003

                                  FORM N-CSR


ITEM 1. REPORTS TO STOCKHOLDERS.

      General Municipal
      Money Market Fund

      SEMIANNUAL REPORT May 31, 2003

YOU, YOUR ADVISOR AND
DREYFUS
A MELLON FINANCIAL COMPANY(SM)

The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            18   Statement of Assets and Liabilities

                            19   Statement of Operations

                            20   Statement of Changes in Net Assets

                            21   Financial Highlights

                            24   Notes to Financial Statements

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                   The Fund

                                                              General Municipal
                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This semiannual report for General Municipal Money Market Fund, Inc. covers the six-month period from December 1, 2002, through May 31, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, Colleen Meehan.

We have recently seen some signs of stability in the financial markets. Perhaps most important, the war in Iraq wound down quickly, without disrupting oil supplies or major incidents of terrorism. While the U.S. economy has remained weak, growth has been positive overall. Many stock market indices have posted encouraging gains since the start of 2003, suggesting greater investor optimism, although it is uncertain whether such gains will continue. At the same time, yields of U.S. Treasury securities and money market instruments continue to hover near historical lows, and inflationary pressures have remained subdued

What are the implications for your investments? An accommodative monetary policy and a stimulative fiscal policy suggest that money market yields should remain relatively low for the foreseeable future, even if the economy begins to gain strength. We currently see opportunities for potentially higher returns from longer-term assets in the stock and bond markets, but selectivity among individual securities should remain a key factor. However, no one can say for certain what direction the markets will take over time. Your financial advisor can help you to ensure that your portfolio reflects your investment needs, long-term goals and attitudes toward risk.

Thank you for your continued confidence and support.

Sincerely,

/s/ Stephen E. Canter

Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
June 16, 2003


DISCUSSION OF FUND PERFORMANCE

Colleen Meehan, Portfolio Manager

How did General Municipal Money Market Fund, Inc. perform during the period?

For the six-month period ended May 31, 2003, the fund's Class A shares produced an annualized yield of 0.69%, Class B shares produced an annualized yield of 0.26% and Class X shares produced an annualized yield of 0.23%. Taking into account the effects of compounding, the fund's Class A, Class B and Class X shares produced annualized effective yields of 0.69% , 0.26% and 0.23%, respectively.(1)

We attribute the fund's modest returns during the reporting period to low interest rates and heightened investor demand for money market instruments in a persistently weak U.S. economy.

What is the fund's investment approach?

The fund seeks to maximize current income exempt from federal income tax to the extent consistent with the preservation of capital and the maintenance of liquidity.

In pursuing this objective, we employ two primary strategies. First, we normally attempt to add value by investing substantially all of the fund's net assets in high-quality, tax-exempt municipal money market instruments from issuers throughout the United States and its territories that provide income exempt from federal income tax. Second, we actively manage the fund's average maturity in anticipation of what we believe are supply-and-demand changes in the short-term municipal marketplace and interest-rate cycles.

For example, if we expect an increase in short-term supply, we may decrease the average maturity of the fund, which could enable us to take advantage of opportunities when short-term supply increases. Generally, yields tend to rise when there is an increase in new-issue supply competing for investor interest. New securities are generally issued with

                                                                The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

maturities in the one-year range, which in turn may lengthen the fund's average maturity. If we anticipate limited new-issue supply, we may then look to extend the fund's average maturity to maintain then-current yields for as long as we believe practical. At other times, we try to maintain an average maturity that reflects our view of short-term interest-rate trends and future supply-and-demand considerations.

What other factors influenced the fund's performance?

During the reporting period, the fund was primarily affected by a persistently weak U.S. economy, which failed to strengthen despite the Federal Reserve Board's (the "Fed") aggressively accommodative monetary policy and the Bush Administration's stimulative fiscal policies.

For much of the reporting period, uncertainty related to the war in Iraq contributed to cautious attitudes among investors. The economy remained weak as consumers and businesses continued to rein in spending. These factors caused yields of tax-exempt money market instruments to trend lower. At the same time, robust demand for relatively stable, short-term investment alternatives put additional downward pressure on money market yields.

The weak economy also produced other market influences. Most significantly, tax revenues failed to meet many states' and municipalities' budgeted projections. State governments attempted to bridge their budget gaps through a combination of spending cuts, increased borrowing and, in some cases, higher taxes. This has resulted in an increase in the issuance of short-term municipal notes.

In this challenging market environment, we maintained the fund's weighted average maturity in a range that generally was longer than that of other municipal money market funds. This strategy was designed to maintain existing yields for as long as we deemed practical while interest rates declined. In addition, we attempted to manage the risks of changing interest rates by maintaining a "laddered" portfolio of securities scheduled to mature at different times. This strategy was designed to ensure that only a portion of the fund's assets would need to be reinvested at any one time. Finally, whenever possible, we attempted to maintain competitive yields by emphasizing commercial paper and municipal notes with maturities of three to nine months over shorter-term variable-rate demand notes.

What is the fund's current strategy?

We intend to continue to maintain a conservative investment posture, emphasizing diversification and preservation of capital. Because of credit-quality concerns in the weak economy, we endeavored to purchase the highest-quality municipal notes and, when available, securities backed by bank letters of credit or third-party insurance.(2)

As of the end of the reporting period, many analysts expected the Fed to implement an additional rate cut at its meeting in late June. As a result, yields on money market securities have continued their downward drift. The fund ended the reporting period with a weighted average maturity that was modestly longer than other municipal money market funds.

June 16, 2003

(1) ANNUALIZED EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. YIELDS PROVIDED FOR THE FUND'S CLASS B AND CLASS X SHARES REFLECT THE ABSORPTION OF FUND EXPENSES BY THE DREYFUS CORPORATION PURSUANT TO AN UNDERTAKING IN EFFECT THAT MAY BE EXTENDED, TERMINATED OR MODIFIED AT ANY TIME. HAD THESE EXPENSES NOT BEEN ABSORBED, THE FUND'S CLASS B AND CLASS X YIELDS WOULD HAVE BEEN LOWER. WITHOUT THE FUND'S EXPENSE ABSORPTION, THE FUND'S CLASS B SHARES WOULD HAVE PRODUCED A NET YIELD OF 0.22% AND AN EFFECTIVE NET YIELD OF 0.22%, AND THE FUND'S CLASS X SHARES WOULD HAVE PRODUCED A NET YIELD OF 0.21% AND AN EFFECTIVE NET YIELD OF 0.21%.

(2) INSURANCE ON INDIVIDUAL PORTFOLIO SECURITIES EXTENDS TO THE REPAYMENT OF PRINCIPAL AND THE PAYMENT OF INTEREST IN THE EVENT OF DEFAULT. IT DOES NOT EXTEND TO THE MARKET VALUE OF THE PORTFOLIO SECURITIES OR THE VALUE OF THE FUND'S SHARES.

                                                             The Fund

STATEMENT OF INVESTMENTS

May 31, 2003 (Unaudited)

STATEMENT OF INVESTMENTS

                                                                                              Principal
TAX EXEMPT INVESTMENTS--99.4%                                                                 Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ALABAMA--1.3%

The Industrial Development Board of the City of Fultondale

  IDR, VRDN (Melsur Corp. Project)

   1.35% (LOC; Key Bank)                                                                      4,570,000  (a)           4,570,000

Port City Medical Clinic Board, Revenues, VRDN

  (Infirmary Health) 1.20% (Insured; AMBAC and

   Liquidity Facility: Bank of Nova Scotia and KBC Bank)                                      5,000,000  (a)           5,000,000

Troy Health Care Authority, Sarha LR, VRDN

   (Southeast Rural Health) 1.29% (LOC; Regions Bank)                                         2,800,000  (a)           2,800,000

ARIZONA--3.0%

Apache County Industrial Development Authority, IDR

  VRDN (Tucson Electric Power Springerville Project)

   1.15% (LOC; The Bank of New York)                                                          6,300,000  (a)           6,300,000

Arizona Educational Loan Marketing Corporation

  Educational Loan Revenue, VRDN

   1.30% (Insured; MBIA and Liquidity Facility;
   State Street Bank and Trust Co.)                                                          10,675,000  (a)          10,675,000

Phoenix Industrial Development Authority, MFHR

  Refunding, VRDN

  (Southwest Village Apartments Project)

   1.20% (Insured; FNMA)                                                                     10,600,000  (a)          10,600,000

ARKANSAS--1.4%

Arkansas Development Finance Authority, MFHR, VRDN

  (Chapelridge of Cabot Housing Project)

   1.34% (LOC; Regions Bank)                                                                  6,675,000  (a)           6,675,000

Springdale, IDR (Advanced Environmental Project)

   1.25%, 7/16/2003 (LOC; Bayerische Landesbank)                                              6,500,000                6,500,000

CALIFORNIA--3.1%

California Department of Water Resources, Power Supply

   Revenue, VRDN 1.25% (LOC; The Bank of New York)                                            7,000,000  (a)           7,000,000

California Higher Education Loan Authority

  Student Loan Revenue

   1.65%, 7/1/2003
   (LOC; Student Loan Marketing Association)                                                  7,700,000                7,700,000

California Pollution Control Financing Authority, SWDR

  VRDN (Norcal Waste System Inc. Project)

   1.35% (LOC; Comerica Bank)                                                                14,000,000  (a)          14,000,000

COLORADO--4.2%

Colorado Educational and Cultural Facilities Authority

  Revenue, VRDN (Vail Mountain School Project)

   1.24% (LOC; Key Bank)                                                                      5,000,000  (a)           5,000,000


                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

COLORADO (CONTINUED)

Colorado Health Facilities Authority, Revenues

  VRDN (Sisters of Charity)

   1.20% (Liquidity Facility; J.P. Morgan Chase & Co.)                                        5,000,000  (a)           5,000,000

Colorado Housing and Finance Authority, MFHR

  1.75%, 10/1/2003 (GIC; CDC Funding Corp. and

   Liquidity Facility; FHLB)                                                                  5,000,000                5,000,000

City and County of Denver, Airport Revenue, Refunding

  VRDN 1.35% (Insured; MBIA and Liquidity Facility;

   Bank One)                                                                                 10,000,000  (a)          10,000,000

El Paso County School District Number 11
   Colorado Springs, GO Notes, TAN 2.50%, 6/30/2003                                           6,000,000                6,005,202

Lafayette Exemplatory Improvement District

  Special Assessment Revenue, Refunding, VRDN

   1.25% (LOC; U.S. Bank NA)                                                                  3,250,000  (a)           3,250,000

Southern Ute Indian Tribe of Southern Ute Indian

  Reservation, Industrial Revenue 1.62%, 8/7/2003

   (Liquidity Facility; Bank One)                                                             5,000,000                5,000,000

DELAWARE--2.1%

Delaware Economic Development Authority, IDR, VRDN

  (Delaware Clean Power Project)

   1.40% (LOC; Motiva Enterprises)                                                           20,000,000  (a)          20,000,000

DISTRICT OF COLUMBIA--2.7%

District of Columbia, College and University Revenue

   VRDN (Trinity College) 1.29% (LOC; Wachovia Bank)                                          9,675,000  (a)           9,675,000

District of Columbia National Academy of Science

   Education Revenue, CP 1.05%, 6/18/2003
   (Insured; AMBAC and LOC; Nations Bank NA)                                                  5,500,000                5,500,000

District of Columbia Water and Sewer Authority

  Public Utility Revenue, Merlots Program, VRDN

   1.27% (Insured; FSA and LOC; Wachovia Bank)                                                5,440,000  (a)           5,440,000

Metropolitian Washington Airport Authority

  Transportation Revenue, CP 1.30%, 6/4/2003

   (Liquidity Facility; WestLB AG)                                                            5,000,000                5,000,000

FLORIDA--4.1%

Bay County Housing Finance Authority, SFMR, VRDN

  Merlots Program 1.32% (Liquidity Facility; Wachovia

   Bank and LOC: FNMA and GNMA)                                                               5,370,000  (a)           5,370,000

Kissimmee Utility Authority, Electric System Revenue, CP

   1.10%, 7/10/2003
   (Liquidity Facility; Bank of Nova Scotia)                                                  6,500,000                6,500,000


                                                                                                     The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

FLORIDA (CONTINUED)

Orange County, Health Care Facilities Revenue, Refunding

  CP, Pooled Hospital Program

   1.20%, 7/22/2003 (LOC; SunTrust Bank)                                                     10,000,000               10,000,000

Orange County Housing Finance Authority

  Homeowner Revenue, VRDN

   1.34% (Insured; AIG Funding Inc. and
   Liquidity Facility; Merrill Lynch)                                                        15,995,000  (a)          15,995,000

GEORGIA--4.2%

Cobb County Housing Authority, MFHR, Refunding

   VRDN (Six Flags Association) 1.20% (LOC; FHLMC)                                            5,490,000  (a)           5,490,000

Columbia County Development Authority, Private Schools

  Revenue, VRDN (Augusta Preparatory Project)

   1.25% (LOC; Wachovia Bank)                                                                 3,900,000  (a)           3,900,000

Columbus Development Authority, MFHR

   (Victory Apartments) 1.22%, 12/18/2003                                                     6,700,000                6,700,000

State of Georgia, GO Notes

   6.25%, 8/1/2003                                                                            6,896,000                6,955,886

Jefferson Development Authority, IDR, VRDN

  (Ringwood Containers Project)

   1.30% (LOC; Bank of America)                                                               2,400,000  (a)           2,400,000

Municipal Electric Authority, Electric System Revenue, CP

   1.20%, 6/6/2003 (LOC; J.P. Morgan Chase & Co.)                                             9,000,000                9,000,000

Savannah Economic Development Authority

  Exempt Facility Revenue, VRDN (Home Depot Project)

   1.25% (LOC; SunTrust Bank)                                                                 5,000,000  (a)           5,000,000

HAWAII--.5%

State of Hawaii, Airports System Revenue, Refunding

   5.75%, 7/1/2003 (Insured; MBIA)                                                            5,000,000                5,018,563

ILLINOIS--3.7%

Chicago O'Hare International Airport, Special Facility

  Revenue, VRDN (O'Hare Technical Center II Project)

   1.29% (LOC; ABN-AMRO)                                                                      8,000,000  (a)           8,000,000

Cook County, GO Notes, VRDN

   Merlots Program 1.46% (Insured; AMBAC and
   Liquidity Facility; Wachovia Bank)                                                         3,595,000  (a)           3,595,000

Cook County Community Consolidated School District

   Number 21 Wheeling, TAW 2.70%, 6/16/2003                                                   7,500,000                7,502,113

Glendale Heights, MFHR, Refunding, VRDN

   (Glendale Lakes Project) 1.20% (Insured; FHLMC)                                            4,845,000  (a)           4,845,000


                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

ILLINOIS (CONTINUED)

Illinois Educational Facilities Authority

  College and University Revenue, VRDN

  (Art Institute of Chicago) 1.20%

   (Liquidity Facility; Bank of Montreal)                                                     5,800,000  (a)           5,800,000

Illinois Health Facilities Authority, Revenues

   (Evanston Hospital Corp.) 1.05%, 7/10/2003                                                 5,000,000                5,000,000

INDIANA--2.4%

Indiana Bond Bank, Revenue, Reassessment Assistance

   Notes 1.75%, 1/6/2004 (LOC; Bank of America)                                               6,575,000                6,601,785

Indiana Health Facility Financing Authority, Revenues:

   (Ascension Health Credit) 1.15%, 3/2/2004                                                  6,000,000                6,000,000

   VRDN (Union Hospital Inc. Project)
      1.27% (LOC; Fifth Third Bank)                                                           8,000,000  (a)           8,000,000

Indiana Housing Finance Authority, SFMR, VRDN

  Merlota Program 1.32% (Liquidity Facility; Wachovia

   Bank and LOC: FNMA and GNMA )                                                              1,765,000  (a)           1,765,000

IOWA--.9%

Iowa Higher Education Loan Authority, College and

  University Revenue, RAN (Morningside College)

   2%, 5/24/2004 (LOC; U.S. Bank NA)                                                          1,500,000                1,505,765

Louisa County, PCR, Refunding, VRDN

   (Midwest Power System Inc. Project) 1.30%                                                  7,000,000  (a)           7,000,000

KANSAS--1.2%

Kansas Development Finance Authority, MFHR

  Refunding, VRDN (Chesapeake Apartments Project)

   1.22% (Insured; FHLB)                                                                      5,000,000  (a)           5,000,000

Mission, MFHR, Refunding, VRDN (The Falls Apartments

   Project) 1.31% (Insured; FNMA)                                                             6,000,000  (a)           6,000,000

KENTUCKY--2.0%

Fort Mitchell, Kentucky League of Cities Funding

  LR, VRDN, Trust Lease Program

   1.24% (LOC; U.S. Bank NA)                                                                 10,000,000  (a)          10,000,000

Kentucky Asset/Liability Commission General Fund

   Revenue, TRAN 2.75%, 6/26/2003                                                             9,000,000                9,006,617

LOUISIANA--1.7%

Louisiana Public Facilities Authority, VRDN:

   LR 1.24% (Liquidity Facility; Societe Generale)                                           10,000,000  (a)          10,000,000

   Revenues, Equipment and Capital Facilities Pooled

      Loan Program 1.29% (LOC; KBC Bank)                                                      5,700,000  (a)           5,700,000

                                                                                                              The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MARYLAND--3.2%

Baltimore County Metropolitan District, Revenue, CP

   1.15%, 6/10/2003 (Liquidity Facility; WestLB AG)                                          15,000,000               15,000,000

Frederick County, Revenue, VRDN

   (Homewood Inc. Facility) 1.35% (LOC; Allfirst Bank)                                        5,250,000  (a)           5,250,000

Maryland Economic Development Corporation, Revenue

  VRDN:

    (CWI Limited Partnership Facility)

         1.44% (LOC; Allfirst Bank)                                                           3,415,000  (a)           3,415,000

      (John Schmitz and Sons Inc.)

         1.44% (LOC; Allfirst Bank)                                                           2,380,000  (a)           2,380,000

Maryland Industrial Development Financing Authority

  Revenue, VRDN (Mercy High School Facility)

   1.34% (LOC; Allfirst Bank)                                                                 3,800,000  (a)           3,800,000

MASSACHUSETTS--4.0%

Koch Certificates of Trust, Revenue, VRDN

  1.34% (Insured; AMBAC and Liquidity Facility; State

   Street Bank and Trust Co.)                                                                 4,361,710  (a)           4,361,710

Masconomet Regional School District, GO Notes, BAN

   1.50%, 2/12/2004                                                                          10,000,000               10,024,260

Massachusetts Water Resources Authority

  Water and Sewer Revenue, CP 1.10%, 7/7/2003

   (LOC; Bayerische Landesbank)                                                              15,000,000               15,000,000

Mendon Upton Regional School District, GO Notes, BAN

   2.25%, 9/19/2003                                                                           7,500,000                7,517,811

MICHIGAN--8.9%

Detroit, Sewage Disposal Revenue, VRDN

  Merlots Program 1.27% (Insured; MBIA and Liquidity

   Facility; Wachovia Bank)                                                                  10,420,000  (a)          10,420,000

Detroit Water Supply System, Water Revenue, VRDN

  Merlots Program 1.27% (Insured; MBIA and Liquidity

   Facility; Wachovia Bank)                                                                  10,000,000  (a)          10,000,000

Michigan Hospital Finance Authority, Revenues, VRDN

  Healthcare Equipment Loan Program:

      1.26% (LOC; ABN-AMRO)                                                                  25,700,000  (a)          25,700,000

      1.26% (LOC; Fifth Third Bank)                                                          15,000,000  (a)          15,000,000

Michigan Housing Development Authority

   Housing Revenue 1.08%, 6/1/2004                                                            7,000,000                7,000,000

Michigan Municipal Bond Authority, Revenue

   2.25%, 8/22/2003 (LOC; J.P. Morgan Chase & Co.)                                           10,000,000               10,017,699


                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

MICHIGAN (CONTINUED)

Michigan Strategic Fund, LOR, VRDN

  (D&R Paint Co. Project):

      1.31% (LOC; Fifth Third Bank)                                                           4,214,000  (a)           4,214,000

      1.35% (LOC; Fifth Third Bank)                                                             301,000  (a)             301,000

MINNESOTA--.3%

Saint Paul Housing and Redevelopment Authority, MFHR

  Refunding, VRDN (Hampden Square Apartments)

   1.34% (Insured; FNMA)                                                                      2,840,000  (a)           2,840,000

MISSISSIPPI--1.2%

Mississippi Business Finance Corporation, IDR, VRDN

  (Bruce Furniture Industries Project)

   1.35% (LOC; Wachovia Bank)                                                                 3,500,000  (a)           3,500,000

Mississippi Development Bank Special Obligation

  VRDN, Merlots Program

   1.27% (Insured; AMBAC and LOC; Wachovia Bank)                                              7,500,000  (a)           7,500,000

MISSOURI--1.5%

Kansas City Industrial Development Authority, Revenue

  VRDN (Alphapointe Associates for the Blind)

   1.31% (LOC; U.S. Bank NA)                                                                  5,500,000  (a)           5,500,000

Missouri Health and Educational Facilities Authority

  Health Facilities Revenue, VRDN

  (Deaconess Long Term Care)

   1.25% (LOC; Bank One)                                                                      8,300,000  (a)           8,300,000

NEVADA--1.4%

Clark County, IDR, VRDN

  (Southwest Gas Corp. Project)

   1.25% (LOC; Fleet National Bank)                                                           6,000,000  (a)           6,000,000

Nevada Housing Division, Multiple-Unit Housing Revenue

   VRDN (Silverado Ranch)
   1.25% (Insured; FNMA)                                                                      6,710,000  (a)           6,710,000

NEW HAMPSHIRE--.3%

New Hampshire Housing Finance Authority, SFHR, VRDN

   Merlots Program 1.32%
   (Liquidity Facility; Wachovia Bank)                                                        2,575,000  (a)           2,575,000

NEW JERSEY--1.1%

New Brunswick, GO Notes:

   BAN 1.85%, 8/13/2003                                                                       5,000,000                5,003,640

   Temporary Notes 1.85%, 8/13/2003                                                           5,000,000                5,003,610

                                                                                                                 The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

NEW MEXICO--1.1%

New Mexico Income Housing Authority Region III, LR

  VRDN, Lease Purchase Program 1.25%

   (Liquidity Facility; Societe Generale)                                                    10,000,000  (a)          10,000,000

NEW YORK--3.2%

New York City Municipal Water Finance Authority

  Water and Sewer Revenue, CP

   1.05%, 7/17/2003 (LOC: Landesbank
   Baden-Wuerttemberg and WestLB AG)                                                         15,000,000               15,000,000

New York State Dormitory Authority, Education Revenue

   CP (Cornell University) 1.03%, 6/11/2003                                                   6,000,000                6,000,000

New York State Mortgage Agency, Housing Revenue

   1.125%, 4/2/2004                                                                           4,000,000                4,000,000

New York State Power Authority, Electric Revenue, CP

  1.05%, 6/12/2003 (Liquidity Facility:
  Bank of Nova Scotia, Bayerische Landesbank,
  Dexia Credit Locale, J.P. Morgan Chase & Co.,
  Landesbank Hessen-Thuringen Girozentrale State
  Street Bank and Trust Co., The Bank of New York

   and Wachovia Bank)                                                                         5,000,000                5,000,000

OHIO--2.0%

Cuyahoga Community College District

  Revenue, VRDN 1.20% (Insured; AMBAC and

   Liquidity Facility; Key Bank)                                                              5,000,000  (a)           5,000,000

Dublin City School District, GO Notes

  School Facilities Construction and Improvements

   1.71%, 10/15/2003                                                                          3,500,000                3,502,686

Grove City, Multi-Family Housing and Mortgage Revenue

  VRDN (Regency Arms Apartments)

   1.30% (Insured; FNMA)                                                                      3,000,000  (a)           3,000,000

Lucas County, Revenue, VRDN

   (Toledo Society) 1.19% (LOC; Fifth Third Bank)                                             7,200,000  (a)           7,200,000

OKLAHOMA--.1%

Oklahoma City Airport Trust, Airport Revenue

   4%, 7/1/2003 (Insured; MBIA)                                                                 810,000                  811,556

OREGON--1.1%

Port of Portland, Special Obligation Revenue, VRDN

  (Portland Bulk Terminals LLC Project)

   1.25% (LOC; Canadian Imperial Bank)                                                       10,000,000  (a)          10,000,000


                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

PENNSYLVANIA--7.9%

Allegheny County Hospital Development Authority

  Revenues, VRDN (Presbyterian University Health

  System) 1.20% (Insured; MBIA and Liquidity Facility;

   J.P. Morgan Chase & Co.)                                                                  13,850,000  (a)          13,850,000

Berks County Industrial Development Authority, IDR

  VRDN (EJB Paving and Materials)

   1.40% (LOC; Wachovia Bank)                                                                 1,400,000  (a)           1,400,000

Emmaus General Authority, Revenue, VRDN:

   1.25%, Series C (GIC; Goldman Sachs and Co.)                                              15,000,000  (a)          15,000,000

   1.25%, Series E (GIC; Goldman Sachs and Co.)                                               6,400,000  (a)           6,400,000

Lancaster County Hospital Authority, Senior Living

  Facilities Revenue, VRDN (Quarryville Presbyterian)

   1.30% (LOC; Allfirst Bank)                                                                 8,480,000  (a)           8,480,000

Lehigh County Industrial Development Authority, IDR

  VRDN (Cherrydale Farms Project)

   1.40% (LOC; Wachovia Bank)                                                                 2,320,000  (a)           2,320,000

Pennsylvania Higher Education Assistance Agency

  Student Loan Revenue, VRDN, Merlots Program

   1.32% (Insured; FSA and Liquidity Facility;
   Wachovia Bank)                                                                             8,495,000  (a)           8,495,000

Philadelphia Hospitals and Higher Education Facilities

  Authority, Revenues, VRDN:

      Refunding (Philadelphia Protestant Home)
         1.30% (LOC; Fleet National Bank)                                                     2,000,000  (a)           2,000,000

      (Wills Eye Hospital Project)
         1.20% (LOC; J.P. Morgan Chase & Co.)                                                 5,800,000  (a)           5,800,000

West Cornwall Township Municipal Authority, Revenue

  Refunding, VRDN (Bethlehem School District Project)

   1.29% (Insured; FSA and Liquidity Facility;
   Dexia Credit Locale)                                                                      10,000,000  (a)          10,000,000

RHODE ISLAND--1.1%

East Providence, GO Notes, TAN 1.65%, 7/8/2003                                                5,000,000                5,002,322

Rhode Island Industrial Facilities Corporation, IDR, VRDN

  (Cooley Inc. Project) 1.30% (LOC; Citizens Bank of

   Rhode Island)                                                                              2,750,000  (a)           2,750,000

Tobacco Settlement Financing Corporation, Revenue

   VRDN 1.41% (Liquidity Facility; Merrill Lynch)                                             2,500,000  (a)           2,500,000

                                                                                                               The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

SOUTH CAROLINA--1.2%

Town of Lexington, Water and Sewer Revenue, VRDN

   1.28% (Insured; MBIA and Liquidity Facility;
   South Trust Bank)                                                                          5,185,000  (a)           5,185,000

South Carolina Jobs-Economic Development Authority

  EDR, VRDN (Virtual Image Technology)

   1.25% (LOC; Royal Bank of Canada)                                                          6,000,000  (a)           6,000,000

TENNESSEE--1.0%

Maury County Health and Educational Facilities Board

  Healthcare Facilities Revenue, Refunding, VRDN

  (Southern Healthcare Systems Project)

   1.50% (LOC; Bank One)                                                                      4,500,000  (a)           4,500,000

Oak Ridge Industrial Development Board

  Industrial Revenue, VRDN

   (Oak Ridge Universities) 1.25% (LOC; Allied Irish Bank)                                    4,700,000  (a)           4,700,000

TEXAS--13.2%

Capital Industrial Development Corporation, SWDR, VRDN

  (Texas Disposal System Inc. Project)

   1.30% (LOC; Bank of America)                                                               4,420,000  (a)           4,420,000

Greater Student Loan Corporation, Student Loan Revenue

  VRDN:

      1.26% (LOC; Student Loan Marketing Association)                                        10,000,000  (a)          10,000,000

      Refunding 1.26% (LOC; Student Loan
         Marketing Association)                                                               9,000,000  (a)           9,000,000

Houston, CP:

  Revenue 1.25%, 6/5/2003 (Liquidity Facility: Bank of

    Nova Scotia, Landesbank Hessen-Thuringen

      Girozentrale and Toronto-Dominion Bank)                                                10,000,000               10,000,000

   Water and Sewer System Revenue:

      1.15%, 6/19/2003 (Liquidity Facility: Bayerische

         Landesbank and WestLB AG)                                                            5,000,000                5,000,000

      1.15%, 7/9/2003 (Liquidity Facility: Bayerische

         Landesbank and WestLB AG)                                                           15,000,000               15,000,000

North Texas Higher Education Authority

  Student Loan Revenue, VRDN

   1.20% (LOC: Bank of America and Dexia Credit Locale)                                      10,000,000  (a)          10,000,000

San Antonio, Water and Sewer Revenue, CP

   1.10%, 7/10/2003 (Liquidity Facility: Landesbank
   Baden-Wuerttemerg and WestLB AG)                                                           4,000,000                4,000,000


                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

TEXAS (CONTINUED)

State of Texas:

   TRAN 2.75%, 8/29/2003                                                                     14,250,000               14,301,650

   Student Loan Revenue, Refunding

      (College Student Loan) 1.125%, 7/1/2003

      (Liquidity Facility; Landesbank Hessen-

      Thuringen Girozentrale)                                                                16,000,000               16,000,000

Texas Municipal Power Agency, Electric Revenue, CP

  1.09%, 7/14/2003 (Liquidity Facility; Bayerische

  Landesbank, J.P. Morgan Chase & Co. and State Street

   Bank and Trust Co.)                                                                       15,000,000               15,000,000

University of Texas System Board of Regents

   University Revenue, CP 1.05%, 10/24/2003                                                  10,000,000               10,000,000

UTAH--.2%

Weber County, GO Notes, TRAN 2%, 12/30/2003                                                   2,250,000                2,260,969

WASHINGTON--3.2%

Chelan County Public Utility District Number 001

   Consolidated Revenue, VRDN, Merlots Program
   1.32% (Insured; MBIA and Liquidity Facility;
   Wachovia Bank)                                                                             6,995,000  (a)           6,995,000

Seattle, Revenue, CP (Municipal Light and Power)

   1.18%, 6/3/2003 (LOC; J.P. Morgan Chase & Co.)                                             6,800,000                6,800,000

Port of Seattle, Revenue, VRDN

  Merlots Program 1.32%

   (Insured; FGIC and Liquidity Facility; Wachovia Bank)                                      5,655,000  (a)           5,655,000

Port of Tacoma, Subordinated Lien Revenue, CP

   1.05%, 7/10/2003 (LOC; WestLB AG)                                                          5,000,000                5,000,000

State of Washington, GO Notes, VRDN, Merlots Program

  1.27% (Insured: FGIC and MBIA and Liquidity Facility;

   Wachovia Bank)                                                                             5,000,000  (a)           5,000,000

WEST VIRGINIA--.2%

Pendleton County, IDR, VRDN

   (Greer Steel Project) 1.35% (LOC; PNC Bank)                                                1,600,000  (a)           1,600,000

West Virginia Hospital Finance Authority, Revenues

  VRDN, WVHA Pooled Financing Program

  1.30%, (Liquidity Facility: Bank of America, Bank of

   Nova Scotia and BNP Paribas)                                                                 215,000  (a)             215,000

                                                                                                          The Fund

STATEMENT OF INVESTMENTS (Unaudited) (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

WISCONSIN--.2%

West Allis West Milwaukee School District, Revenues

   BAN 1.40%, 12/15/2003                                                                      2,000,000                2,001,087

WYOMING--3.3%

Campbell County, IDR (Two Elk Power General Station

   Project) 1.60%, 12/3/2003
   (GIC; Bayerische Landesbank)                                                              30,300,000               30,300,000
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS (cost $925,119,931)                                                              99.4%             925,119,931

CASH AND RECEIVABLES (NET)                                                                           .6%               5,591,953

NET ASSETS                                                                                        100.0%             930,711,884

Summary of Abbreviations

AMBAC               American Municipal Bond Assurance           IDR                 Industrial Development Revenue
                        Corporation                             LOC                 Letter of Credit
BAN                 Bond Anticipation Notes                     LOR                 Limited Obligation Revenue
CP                  Commercial Paper                            LR                  Lease Revenue
EDR                 Economic Development Revenue                MBIA                Municipal Bond Investors Assurance
FGIC                Financial Guaranty Insurance                                        Insurance Corporation
                        Company                                 MFHR                Multi-Family Housing Revenue
FHLB                Federal Home Loan Bank                      PCR                 Pollution Control Revenue
FHLMC               Federal Home Loan Mortgage                  RAN                 Revenue Anticipation Notes
                        Corporation                             SFHR                Single Family Housing Revenue
FNMA                Federal National Mortgage                   SFMR                Single Family Mortgage Revenue
                        Association                             SWDR                Solid Waste Disposal Revenue
FSA                 Financial Security Assurance                TAN                 Tax Anticipation Notes
GIC                 Guaranteed Investment Contract              TAW                 Tax Anticipation Warrants
GNMA                Government National Mortgage                TRAN                Tax and Revenue Anticipation Notes
                        Association                             VRDN                Variable Rate Demand Notes
GO                  General Obligation


Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                            Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+, F1                          VMIG1, MIG1, P1                 SP1+, SP1, A1+, A1                               88.4

AAA, AA, A (c)                   Aaa, Aa, A (c)                  AAA, AA, A (c)                                    7.0

Not Rated (d)                    Not Rated (d)                   Not Rated (d)                                     4.6

                                                                                                                 100.0

(A)   SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC
      CHANGE.

(B)   BONDS WHICH ARE PREREFUNDED ARE COLLATERALIZED BY U.S. GOVERNMENT
      SECURITIES WHICH ARE HELD IN ESCROW AND ARE USED TO PAY PRINCIPAL AND
      INTEREST ON THE MUNICIPAL ISSUE AND TO RETIRE THE BONDS IN FULL AT THE
      EARLIEST REFUNDING DATE.

(C)   NOTES WHICH ARE NOT F, MIG AND SP RATED ARE REPRESENTED BY BOND RATINGS OF
      THE ISSUERS.

(D)   SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S,
      HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE
      RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2003 (Unaudited)

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           925,119,931   925,119,931

Cash                                                                  3,112,178

Interest receivable                                                   3,173,466

Prepaid expenses                                                         79,007

                                                                    931,484,582

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates                           644,524

Payable for shares of Common Stock redeemed                              91,488

Accrued expenses                                                         36,686

                                                                        772,698

NET ASSETS ($)                                                      930,711,884

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     930,638,131

Accumulated net realized gain (loss) on investments                      73,753

NET ASSETS ($)                                                      930,711,884

NET ASSET VALUE PER SHARE

                                                                              Class A               Class B            Class X
------------------------------------------------------------------------------------------------------------------------------------

Net Assets ($)                                                            311,733,654           618,769,052            209,178

Shares Outstanding                                                        311,998,249           618,714,782            209,162

NET ASSET VALUE PER SHARE ($)                                                    1.00                  1.00               1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Six Months Ended May 31, 2003 (Unaudited)

-------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      5,928,329

EXPENSES:

Management fee--Note 2(a)                                            2,348,447

Shareholder servicing costs--Note 2(c)                                 989,633

Distribution fees and prospectus--Note 2(b)                            608,835

Registration fees                                                       52,979

Custodian fees                                                          37,959

Professional fees                                                       25,273

Directors' fees and expenses--Note 2(d)                                 13,328

Prospectus and shareholders' reports                                     5,793

Miscellaneous                                                           12,296

TOTAL EXPENSES                                                       4,094,543

Less--reduction in shareholder servicing costs due to
  undertaking--Note 2(c)                                              (113,393)

NET EXPENSES                                                         3,981,150

INVESTMENT INCOME--NET                                               1,947,179

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($):

Net realized gain (loss) on investments                                 91,571

Net unrealized appreciation (depreciation) on investments               (5,211)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS                  86,360

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 2,033,539

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                         Six Months Ended
                                             May 31, 2003            Year Ended
                                               (Unaudited)    November 30, 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                          1,947,179             6,824,963

Net realized gain (loss) on investments            91,571                (7,251)

Net unrealized appreciation (depreciation)
   on investments                                  (5,211)                4,432

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                    2,033,539             6,822,144

DIVIDENDS TO SHAREHOLDERS FROM ($):

Investment income--net:

Class A shares                                 (1,150,044)           (3,445,370)

Class B shares                                   (796,900)           (3,378,429)

Class X shares                                       (235)               (1,164)

TOTAL DIVIDENDS                                (1,947,179)           (6,824,963)

CAPITAL STOCK TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold:

Class A shares                                780,319,537         1,562,870,026

Class B shares                                891,171,339         1,766,854,064

Dividends reinvested:

Class A shares                                  1,109,480             3,335,728

Class B shares                                    794,689             3,370,347

Class X shares                                        235                 1,164

Cost of shares redeemed:

Class A shares                               (778,883,220)       (1,543,010,799)

Class B shares                               (834,342,527)       (1,656,749,159)

INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL STOCK TRANSACTIONS             60,169,533           136,671,371

TOTAL INCREASE (DECREASE) IN NET ASSETS        60,255,893           136,668,552

NET ASSETS ($):

Beginning of Period                           870,455,991           733,787,439

END OF PERIOD                                 930,711,884           870,455,991

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following tables describe the performance for each share class for the fiscal periods indicated. All information reflects financial results for a single fund share. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                          Six Months Ended                            Year Ended November 30,
                                              May 31, 2003        ------------------------------------------------------------------
CLASS A SHARES                                  (Unaudited)         2002          2001          2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00          1.00          1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                .003          .010          .026          .035           .027          .030

Distributions:

Dividends from investment
   income--net                                       (.003)        (.010)        (.026)        (.035)        (.027)        (.030)

Net asset value, end of period                        1.00          1.00          1.00          1.00           1.00          1.00

TOTAL RETURN (%)                                       .68(a)       1.02          2.59          3.56           2.71          3.02

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                               .57(a)        .57           .57           .58            .58           .60

Ratio of net investment income
   to average net assets                               .69(a)       1.02          2.50          3.51           2.68          2.98

Net Assets, end of period
   ($ X 1,000)                                     311,734       309,159       285,966       271,638        285,849       280,398

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

FINANCIAL HIGHLIGHTS (CONTINUED)


                                          Six Months Ended                           Year Ended November 30,
                                              May 31, 2003     --------------------------------------------------------------------
CLASS B SHARES                                  (Unaudited)         2002          2001          2000           1999          1998
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value,
   beginning of period                                1.00          1.00          1.00          1.00           1.00          1.00

Investment Operations:

Investment income--net                                .001          .006          .021          .031           .023          .026

Distributions:

Dividends from investment
   income--net                                       (.001)        (.006)        (.021)        (.031)         (.023)        (.026)

Net asset value, end of period                        1.00          1.00          1.00          1.00           1.00          1.00

TOTAL RETURN (%)                                       .26(a)        .59          2.16          3.16           2.31          2.64

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses
   to average net assets                              1.00(a)       1.00           .98           .98            .98           .96

Ratio of net investment income
   to average net assets                               .26(a)        .59          2.12          3.10           2.29          2.59

Decrease reflected in above
   expense ratios due to
   undertakings by
   The Dreyfus Corporation                             .04(a)        .04           .06           .07            .07           .09

Net Assets, end of period
   ($ X 1,000)                                     618,769       561,088       447,614       412,041        376,104       377,636

(A) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             Six Months Ended                    Year Ended November 30,
                                                                 May 31, 2003   ---------------------------------------------------
CLASS X SHARES                                                   (Unaudited)          2002        2001         2000         1999(a)
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                                 1.00          1.00         1.00         1.00         1.00

Investment Operations:

Investment income--net                                               .001          .006         .021         .031         .012

Distributions:

Dividends from investment income--net                               (.001)        (.006)       (.021)       (.031)       (.012)

Net asset value, end of period                                       1.00          1.00         1.00         1.00         1.00

TOTAL RETURN (%)                                                      .22(b)        .56         2.10         3.12         2.43(b)

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of expenses to average net assets                              1.03(b)       1.03         1.03         1.05         1.05(b)

Ratio of net investment income
   to average net assets                                              .22(b)        .56         2.14         3.19         2.22(b)

Decrease reflected in above
   expense ratios due to undertakings
   by The Dreyfus Corporation                                         .02(b)        .02          .03          .07          .18(b)

Net Assets, end of period ($ X 1,000)                                 209           209          208          283            1

(A) FROM JUNE 1, 1999 (COMMENCEMENT OF INITIAL OFFERING) TO NOVEMBER 30, 1999.

(B) ANNUALIZED.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--Significant Accounting Policies:

General Municipal Money Market Fund (the "fund") is a separate diversified series of General Municipal Money Market Funds, Inc. (the "Company") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering one series, which is the fund. The fund's investment objective is to maximize current income exempt from federal income tax, to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation.

Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares. The fund is authorized to issue 16.5 billion shares of $.001 par value Common Stock. The fund is currently authorized to issue three classes of shares: Class A (15 billion shares authorized) , Class B (1 billion shares authorized) and Class X shares (500 million shares authorized) . Class A shares, Class B shares and Class X shares are identical except for the services offered to and the expenses borne by each class and certain voting rights. Class B and Class X shares are subject to a Distribution Plan adopted pursuant to Rule 12b-1 under the Act and Class A, Class B and Class X shares are subject to a Shareholder Services Plan. In addition, Class B shares are charged directly for sub-accounting services provided by Service Agents (a securities dealer, financial institution or other industry professional) at an annual rate of .05% of the value of the average daily net assets of Class B shares.

The Company accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series' operations; expenses which are applicable to all series are allocated among them on a pro rata basis.

It is the fund's policy to maintain a continuous net asset value per share of $1.00; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Directors to represent the fair value of the fund's investments.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost. Under the terms of the custody agreement, the fund received net earnings credits of $47,067 during the period ended May 31, 2003 based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

(c) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the "Code"). To the extent that net realized capital gain can be offset by capital loss carryovers, if it is the policy of the fund not to distribute such gain.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

(d) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

The fund has an unused capital loss carryover of $17,818 available for federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to November 30, 2002. If not applied, $9,239 of the carryover expires in fiscal 2006, $1,328 expires in fiscal 2009 and $7,251 expires in fiscal 2010.

The tax character of distributions paid to shareholders during the fiscal year ended November 30, 2002 was all tax exempt income. The tax character of current year distributions will be determined at the end of the current fiscal year.

At May 31, 2003 the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Management Fee and Other Transactions With Affiliates:

(a) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the value of the fund's average daily net assets and is payable monthly. The Agreement provides that if in any full fiscal year the aggregate expenses of the fund, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the average value of the fund's net assets, the fund may deduct from payments to be made to the Manager, or the Manager will bear such excess expense. During the period ended May 31, 2003, there was no expense reimbursement pursuant to the Agreement.

(b) Under the Distribution Plan with respect to Class B ("Class B Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class B shares bear directly the costs of preparing, printing and dis-

tributing prospectuses and statements of additional information and of implementing and operating the Class B Distribution Plan, such aggregate amount not to exceed in any fiscal year of the fund, the greater of $100,000 or .005 of 1% of the average daily net assets of Class B. In addition, Class B shares reimburse the Distributor for payments made to third parties for distributing Class B shares at an annual rate not to exceed .20 of 1% of the value of the average daily net assets of Class B. During the period ended May 31, 2003, Class B shares were charged $608,574 pursuant to the Class B Distribution Plan.

Under the Distribution Plan with respect to Class X ("Class X Distribution Plan") adopted pursuant to Rule 12b-1 under the Act, Class X shares pay the Distributor for distributing Class X shares at an annual rate of .25 of 1% of the value of the average daily net assets of Class X. During the period ended May 31, 2003, Class X shares were charged $261 pursuant to the Class X Distribution Plan.

(c) Under the Shareholder Services Plan with respect to Class A ("Class A Shareholder Services Plan"), Class A shares reimburse the Distributor an amount not to exceed an annual rate of .25 of 1% of the value of the average daily net assets of Class A for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class A shares and providing reports and other information, and services related to the maintenance of shareholder accounts. During the period ended May 31, 2003, Class A shares were charged $34,624 pursuant to the Class A Shareholder Services Plan.

Under the Shareholder Services Plan with respect to Class B and Class X ("Shareholder Services Plan") Class B and Class X shares pay the Distributor at an annual rate of .25 of 1% of the value of the average daily net assets of Class B and Class X shares for servicing shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding Class B and Class X shares and providing reports and other

                                                                The Fund

NOTES TO FINANCIAL STATEMENTS (Unaudited) (CONTINUED)

information, and services related to the maintenance of shareholder accounts. The Distributor may make payments to Service Agents in respect of their services. The Distributor determines the amounts to be paid to Service Agents.

The Manager had undertaken from December 1, 2002 through May 31, 2003, that if the aggregate expenses of Class B and Class X shares, exclusive of taxes, brokerage fees, interest on borrowings and extraordinary expenses, exceed 1% for Class B shares and 1.05% for Class X shares, of the average daily net assets of such Class, the Manager would reimburse the expenses of the fund under the Shareholder Services Plan applicable to the Class to the extent of any excess expense and up to the full fee payable under the Shareholder Services Plan. During the period ended May 31, 2003, Class B and Class X shares were charged $758,651 and $261, respectively, pursuant to the Shareholder Services Plan, of which $113,375 and $18, respectively, were reimbursed by the Manager.

The fund compensates Dreyfus Transfer, Inc., a wholly-owned subsidiary of the Manager, under a transfer agency agreement for providing personnel and facilities to perform transfer agency services for the fund. During the period ended May 31, 2003, the fund was charged $23,786 pursuant to the transfer agency agreement.

(d) Each Board member also serves as a Board member of other funds within the Dreyfus complex (collectively, the "Fund Group"). Each Board member who is not an "affiliated person" as defined in the Act receives an annual fee of $50,000 and an attendance fee of $6,500 for each in-person meeting and $500 for telephone meetings. These fees are allocated among the funds in the Fund Group in proportion to each fund's relative net assets. The Chairman of the Board receives an additional 25% of such compensation. Subject to the Company's Emeritus Program Guidelines, Emeritus Board members, if any, receive 50% of the annual retainer fee and per meeting fee paid at the time the Board member achieves emeritus status.


                        For More Information

                        General Municipal
                        Money Market Fund, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        The Bank of New York
                        100 Church Street
                        New York, New York 10286

                        Transfer Agent & Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request to info@dreyfus.com

ON THE INTERNET  Information can be viewed online or downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  918SA0503


ITEM 2. CODE OF ETHICS.

                Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

                Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                Not applicable.

ITEM 5. [RESERVED]

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                Not applicable.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-CSR (the "Report"), the Disclosure Controls are effectively designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

(a)   Not applicable.

(b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

                                  SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

GENERAL MUNICIPAL MONEY MARKET FUNDS, INC.

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      President

Date:  July 30, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/ STEPHEN E. CANTER
      Stephen E. Canter
      Chief Executive Officer

Date:  July 30, 2003

By:   /S/ JAMES WINDELS
      James Windels
      Chief Financial Officer

Date:  July 30, 2003


                                EXHIBIT INDEX

            (b)(1) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2 under the Investment Company Act of 1940.

            (b)(2) Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley Act of 2002.